Convertible Preferred Stock and Stockholders' Deficit (Tables) 10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of Stock by Class
Preferred stock outstanding as of March 31, 2026 consisted of the following:

			Sales
Preferred Stock Series	Shares Sold	Par Value	Price / Share	Total Proceeds
Series B (1)	412,684	$0.00001	$14.35	$5,920,000
Series B	219,383	$0.00001	$14.35	3,147,136
Series B	121,991	$0.00001	$14.35	1,750,000
Series B	640,143	$0.00001	$14.35	9,182,844

Total Series B	1,394,201			19,999,980

			Sales
Preferred Stock Series	Shares Sold	Par Value	Price / Share	Total Proceeds
Series A-1 (2)	752,726	$0.00001	$1.65	1,242,998
Series A-2	1,826,442	$0.00001	$3.30	6,029,987

Total Series A	2,579,168			7,272,985

Total Series A and B	3,973,369			$27,272,965

(1)	Total proceeds from this includes warrants
(2)	Series A-1 were converted SAFEs originally issued in 2023 and 2024

Preferred stock sold during the year ended December 31, 2025 consisted of the
following:

Preferred Stock Series	Three Months Ended	Shares Sold	Par Value	Sales Price / Share	Total Proceeds
Series B (1)	March 31, 2025	412,684	$0.00001	$14.35	$5,920,000
Series B	June 30, 2025	219,383	$0.00001	$14.35	3,147,136
Series B	September 30, 2025	121,991	$0.00001	$14.35	1,750,000
Series B	December 31, 2025	640,143	$0.00001	$14.35	9,182,844

		1,394,201			$19,999,980

(1)	Total proceeds from this includes warrants
Preferred stock sold and SAFEs converted to preferred stock during December 31, 2024 consisted of the following:

Preferred Stock Series	Date Converted/Sold	Shares Converted/Sold	Par Value	Sales Price / Share	Total Proceeds
Series A-1 (1)	April 5 2024	752,726	$0.00001	$1.65	$1,241,998
Series A-2	April 5 2024	1,826,442	$0.00001	$3.30	6,029,987

Total		2,579,168			$7,271,985

(1)	Series A-1 were converted SAFEs originally issued in 2023 and 2024.